Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net

7.Accounts receivable, net

	December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	85,728	250,959
Less: credit loss provision	(9,684)	(12,390)
Accounts receivable, net	76,044	238,569

The following table sets out movements of the credit loss provision for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(2,303)	(15,717)	(9,684)
Current year provision	(13,888)	(6,501)	(3,874)
Current year reversal	474	12,534	1,168
Balance at end of the year	(15,717)	(9,684)	(12,390)